Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Investments - Available-for-sale, at fair value:
Fixed maturities (amortized cost: $13,374.2 and $13,415.3)	$ 13,549.2		$ 13,540.4
Equity securities:
Nonredeemable preferred stocks (cost: $590.4 and $445.7)	827.5		711.2
Common equities (cost: $1,289.2 and $1,451.1)	2,492.3		2,530.5
Short-term investments (amortized cost: $2,149.0 and $1,272.6)	2,149.0		1,272.6
Total investments at fair value	19,018.0	[1],[2]	18,054.7	[1],[2]
Cash	108.4		75.1
Accrued investment income	87.3		89.8
Premiums receivable, net of allowance for doubtful accounts of $152.2 and $142.4	3,537.5		3,310.7
Reinsurance recoverables, including $46.0 and $44.3 on paid losses and loss adjustment expenses	1,231.9		1,090.2
Prepaid reinsurance premiums	85.3		74.9
Deferred acquisition costs	457.2		447.6
Property and equipment, net of accumulated depreciation of $731.0 and $680.4	960.6		960.9
Other assets	301.4		304.3
Total assets	25,787.6		24,408.2
Liabilities and Shareholders' Equity
Unearned premiums	5,440.1		5,174.5
Loss and loss adjustment expense reserves	8,857.4		8,479.7
Net deferred income taxes	98.9		28.4
Dividends payable	404.1		890.2
Accounts payable, accrued expenses, and other liabilities	1,893.8	[3]	1,785.0	[3]
Debt	2,164.7	[4]	1,860.9	[4]
Total liabilities	18,859.0		18,218.7
Common shares, $1.00 par value (authorized 900.0; issued 797.6, including treasury shares of 209.8 and 201.8)	587.8		595.8
Paid-in capital	1,184.3		1,142.0
Retained earnings	4,133.4		3,500.0
Accumulated other comprehensive income, net of tax:
Net non-credit related OTTI losses, adjusted for valuation changes	0		0
Other net unrealized gains (losses) on securities	1,021.9		947.0
Total net unrealized gains (losses) on securities	1,021.9		947.0
Net unrealized gains on forecasted transactions	1.5		4.1
Foreign currency translation adjustment	(0.3)		0.6
Total accumulated other comprehensive income	1,023.1		951.7
Total shareholders' equity	6,928.6		6,189.5
Total liabilities and shareholders' equity	$ 25,787.6		$ 24,408.2

[1]	The total fair value of the portfolio included $1.9 billion and $1.8 billion at December 31, 2014 and 2013, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	Our portfolio reflects the effect of unsettled security transactions and collateral on open derivative positions; at December 31, 2014, $31.3 million was included in "other liabilities," compared to $61.3 million at December 31, 2013.
[3]	See Note 12 – Litigation and Note 13 – Commitments and Contingencies for further discussion.
[4]	Consists of long-term debt. See Note 4 – Debt for further discussion.